Other Non-Current Assets (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	May 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Components of Other Non-Current Assets:
Pre-operational assets		$ 26,146	$ 8,782
Operating lease right-of-use-assets		6,644	6,771
Other		18,926	5,855
Other non-current assets		71,421	160,231
2025 Senior Unsecured Notes | Unsecured Debt
Components of Other Non-Current Assets:
Prepaid expense		11,100
Jett Texas
Components of Other Non-Current Assets:
Investment owned, cost		5,000
F2K Project
Components of Other Non-Current Assets:
Other assets, capitalized engineering costs, noncurrent		8,300	8,800
FLNG Hilli Project
Components of Other Non-Current Assets:
Other assets, capitalized engineering costs, noncurrent		$ 17,900	0
FLNG deployment project term	20 years	20 years
Interest rate swap
Components of Other Non-Current Assets:
Derivative instrument		$ 19,705	32,995
Gas
Components of Other Non-Current Assets:
Derivative instrument		0	47,152
Oil
Components of Other Non-Current Assets:
Derivative instrument		$ 0	$ 58,676